Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

8.	DISCONTINUED OPERATIONS
On December 31, 2011, the Company disposed of Global Special Risks, LLC, Faber & Dumas Canada Ltd and the trade and assets of Maclean, Oddy & Associates, Inc.. The gain (net of tax) on this disposal was $2 million.